Accounts Receivables - Schedule of Changes in the Allowance for Doubtful Accounts (Detail) - Derivative financial instruments - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Balances at the beginning of the year	R$ (24,084)	R$ (17,817)
Additions	(34,183)	(17,333)
Reversal	(29,098)	(10,750)
Write-off of uncollectible amounts	1,935	316
Balances at the end of the year	R$ (27,234)	R$ (24,084)